Property, Plant and Equipment (Details) $ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Received government subsidy	$ 23,400,000	¥ 151.2
Depreciation	16,129,686		$ 14,722,446	$ 11,308,882
Net carrying amount	$ 199,600,000		227,300,000
Impairment loss description	The Company recognized an impairment (loss) of $6,301,372 for 12 vessels during the year ended December 31, 2021. The impairment loss on vessels was $66,694,253 and $7,951,635 for the years ended 2020 and 2019, respectively. On December 27, 2021, the Company and Huanghai Ship Construction Co., Ltd. (“Huanghai”) entered into an agreement to terminate the building of a krill vessel and Huanghai agreed to refund all of the RMB587.3 million (approximately $92.1 million) of prepayments made by the Company which construction had been previously impaired due to construction issues in 2020. During the first quarter of 2022, the Company received RMB147.7 million (approximately $23.2 million), representing the first quarterly installment payment, from Huanghai. See Note 2 for further details.	The Company recognized an impairment (loss) of $6,301,372 for 12 vessels during the year ended December 31, 2021. The impairment loss on vessels was $66,694,253 and $7,951,635 for the years ended 2020 and 2019, respectively. On December 27, 2021, the Company and Huanghai Ship Construction Co., Ltd. (“Huanghai”) entered into an agreement to terminate the building of a krill vessel and Huanghai agreed to refund all of the RMB587.3 million (approximately $92.1 million) of prepayments made by the Company which construction had been previously impaired due to construction issues in 2020. During the first quarter of 2022, the Company received RMB147.7 million (approximately $23.2 million), representing the first quarterly installment payment, from Huanghai. See Note 2 for further details.
Hong Long’s [Member]
Property, Plant and Equipment [Line Items]
Long-term loans (in Dollars per share) | $ / shares	$ 75.7
Deep Ocean’s [Member]
Property, Plant and Equipment [Line Items]
Long-term loans (in Dollars per share) | $ / shares	$ 20.3
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 15,293,544
Cost of Revenue [Member]
Property, Plant and Equipment [Line Items]
Depreciation			$ 11,655,924
Inventories [Member]
Property, Plant and Equipment [Line Items]
Depreciation				$ 7,582,821